EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Jul-19	15-Jul-19	15-Aug-19
To	31-Jul-19	15-Aug-19
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$7,175,210.60
Series Nominal Liquidation Amount	1,550,385,210.60

Required Participation Amount	$1,550,385,210.60
Excess Receivables	$255,913,278.13

Total Collateral	1,806,298,488.72

Collateral as Percent of Notes	144.50%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,329,845,846.27
Total Principal Collections	($1,963,058,448.61)
Investment in New Receivables	$1,721,498,001.02
Receivables Added for Additional Accounts	$0.00
Repurchases	($35,045,960.47)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($710,952,747.09)
Less Servicing Adjustment	($1,556,695.16)

Ending Balance	$4,340,729,995.96

SAP for Next Period	41.61%

Average Receivable Balance	$4,480,912,972.07
Monthly Payment Rate	43.81%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$19,716,653.58
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$19,716,653.58

Series Allocation Percentage at Month-End	41.61%
Floating Allocation Percentage at Month-End	79.94%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	2.325000%
Applicable Margin	0.320000%
	2.645000%

	Actual	Per $1000
Interest	2,847,048.61	2.28
Principal	—	—

		2.28
Total Due Investors	2,847,048.61
Servicing Fee	1,286,008.33

Excess Cash Flow	2,425,983.53

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	2.30%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	44.21%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.